Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - Selling and Marketing Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses [Line Items]
Employee compensation and benefits	$ 141,600	$ 99,797	$ 106,623
Travel and promotion	36,768	45,083	47,199
Transportation	181,556	78,281	47,886
Insurance		2,813	2,561
Consulting fee	6,917	6,203
Inspection and certification fees	196,732	77,352	108,062
Entertainment	140,292	166,295
Office and miscellaneous	16,255	30,481	12,978
Total	$ 720,120	$ 506,305	$ 325,309